Average Annual Total Returns (Vanguard Explorer Value Fund Retail)	Vanguard Explorer Value Fund Vanguard Explorer Value Fund - Investor Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Explorer Value Fund Vanguard Explorer Value Fund - Investor Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Explorer Value Fund Vanguard Explorer Value Fund - Investor Shares 9/1/2013 - 8/31/2014	Russell 2500 Value Index Vanguard Explorer Value Fund Vanguard Explorer Value Fund - Investor Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.15%	35.38%	22.78%	33.32%
Since Inception	18.13%	16.74%	14.10%	15.88%